Directors and Key Management compensation - Additional Information (Details)	12 Months Ended
	Dec. 31, 2025 executive_officer director	Dec. 31, 2024 executive_officer director	Dec. 31, 2023 executive_officer director
Related Party [Abstract]
Number of Members of Key Management Accruing Benefits Under Money Purchase Schemes | director	2	2	2
Number of executive Officers accruing benefits under share-based payment schemes | executive_officer	2	2	2